Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)
January 31, 2026
The Equity Specialists

DAVIS GLOBAL FUND
Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (97.97%)
COMMUNICATION SERVICES – (8.95%)
Media & Entertainment – (8.95%)
Alphabet Inc., Class C	89,451	$30,281,847
ASAC II L.P. *(a)(b)(c)	35,352	37,243
Meta Platforms, Inc., Class A	49,244	35,283,326
NetEase, Inc., ADR (China)	78,140	10,066,776
Pinterest, Inc., Class A *	365,500	8,088,515
Total Communication Services		83,757,707
CONSUMER DISCRETIONARY – (22.17%)
Automobiles & Components – (1.69%)
AUMOVIO SE (Germany) *	328,370	15,849,577
Consumer Discretionary Distribution & Retail – (6.67%)
Amazon.com, Inc. *	46,088	11,028,859
Prosus N.V., Class N (Netherlands)	781,817	44,904,529
Sea Limited, Class A, ADR (Singapore) *	55,410	6,454,711
		62,388,099
Consumer Services – (13.81%)
Entain plc (United Kingdom)	1,742,814	14,427,920
Meituan, Class B (China) *	2,040,699	25,390,861
MGM Resorts International *	882,660	29,604,416
Restaurant Brands International Inc. (Canada)	133,500	8,943,165
Trip.com Group Ltd., ADR (China)	829,020	50,876,957
		129,243,319
Total Consumer Discretionary		207,480,995
CONSUMER STAPLES – (5.90%)
Food, Beverage & Tobacco – (5.90%)
JBS N.V., Class A (Brazil) *	1,554,020	24,475,815
Tyson Foods, Inc., Class A	470,380	30,729,925
Total Consumer Staples		55,205,740
ENERGY – (7.11%)
Coterra Energy Inc.	1,423,720	41,074,322
Tourmaline Oil Corp. (Canada)	538,320	25,475,960
Total Energy		66,550,282
FINANCIALS – (21.32%)
Banks – (0.88%)
Metro Bank Holdings PLC (United Kingdom) *	4,529,290	8,255,277
Financial Services – (8.22%)
Capital Markets – (4.05%)
Julius Baer Group Ltd. (Switzerland)	453,864	37,938,932
Consumer Finance – (3.42%)
Capital One Financial Corp.	146,228	32,013,696
Financial Services – (0.75%)
Berkshire Hathaway Inc., Class B *	14,484	6,959,997
		76,912,625
Insurance – (12.22%)
Life & Health Insurance – (8.43%)
AIA Group Ltd. (Hong Kong)	1,573,780	18,201,383
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	6,520,840	60,683,436
		78,884,819
Property & Casualty Insurance – (3.79%)
Markel Group Inc. *	17,410	35,527,542
		114,412,361
Total Financials		199,580,263
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (11.38%)
Health Care Equipment & Services – (6.80%)
CVS Health Corp.	397,800	$29,644,056
Solventum Corp. *	295,793	22,767,187
UnitedHealth Group Inc.	39,110	11,221,832
		63,633,075
Pharmaceuticals, Biotechnology & Life Sciences – (4.58%)
Viatris Inc.	3,274,840	42,867,656
Total Health Care		106,500,731
INDUSTRIALS – (11.16%)
Capital Goods – (1.92%)
ITOCHU Corp. (Japan)	706,300	8,995,330
SANY Heavy Industry Co., Ltd - H (China) *	2,947,000	8,963,111
		17,958,441
Transportation – (9.24%)
DiDi Global Inc., Class A, ADS (China) *	7,621,508	35,897,303
Full Truck Alliance Co. Ltd., Class A, ADR (China)	5,113,270	50,621,373
		86,518,676
Total Industrials		104,477,117
INFORMATION TECHNOLOGY – (8.67%)
Semiconductors & Semiconductor Equipment – (1.25%)
Applied Materials, Inc.	36,132	11,646,066
Software & Services – (2.50%)
AppLovin Corp., Class A *	49,479	23,409,010
Technology Hardware & Equipment – (4.92%)
Samsung Electronics Co., Ltd. (South Korea)	413,310	46,086,046
Total Information Technology		81,141,122
MATERIALS – (1.31%)
Teck Resources Ltd., Class B (Canada)	229,310	12,327,706
Total Materials		12,327,706
TOTAL COMMON STOCK – (Identified cost $636,190,132)		917,021,663

	Principal	Value
SHORT-TERM INVESTMENTS – (1.88%)
Brean Capital LLC Joint Repurchase Agreement, 3.70%, 02/02/26 (d)	$1,643,000	$1,643,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.65%, 02/02/26 (e)	2,190,000	2,190,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.70%, 02/02/26 (f)	13,747,000	13,747,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $17,580,000)		17,580,000
Total Investments – (99.85%) – (Identified cost $653,770,132)		934,601,663
Other Assets Less Liabilities – (0.15%)		1,372,698
Net Assets – (100.00%)		$935,974,361

ADR:	American Depositary Receipt

DAVIS GLOBAL FUND
Schedule of Investments - (Continued)
January 31, 2026 (Unaudited)
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $37,243 or 0.004% of the Fund's net assets as of January 31, 2026.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)
Dated 01/30/26, repurchase value of $1,643,507 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 4.235%-7.625%, 01/01/29-11/20/71, total fair value
$1,675,860).

(e)	Dated 01/30/26, repurchase value of $2,190,666 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%- 4.50%, 06/01/52-10/20/53, total fair value $2,233,800).
(f)
Dated 01/30/26, repurchase value of $13,751,239 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/01/26-01/20/56, total fair value $14,021,940).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS INTERNATIONAL FUND
Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (95.84%)
COMMUNICATION SERVICES – (1.75%)
Media & Entertainment – (1.75%)
NetEase, Inc., ADR (China)	36,860	$4,748,674
Total Communication Services		4,748,674
CONSUMER DISCRETIONARY – (28.78%)
Automobiles & Components – (2.77%)
AUMOVIO SE (Germany) *	155,640	7,512,343
Consumer Discretionary Distribution & Retail – (11.39%)
JD.com, Inc., Class A, ADR (China)	64,425	1,834,824
Naspers Ltd. - N (South Africa)	135,690	8,328,508
Prosus N.V., Class N (Netherlands)	272,485	15,650,479
Sea Limited, Class A, ADR (Singapore) *	43,760	5,097,602
		30,911,413
Consumer Services – (14.62%)
Delivery Hero SE (Germany) *	119,780	3,350,756
Entain plc (United Kingdom)	970,322	8,032,830
Meituan, Class B (China) *	831,528	10,346,068
Restaurant Brands International Inc. (Canada)	82,800	5,546,772
Trip.com Group Ltd., ADR (China)	202,140	12,405,332
		39,681,758
Total Consumer Discretionary		78,105,514
CONSUMER STAPLES – (4.08%)
Food, Beverage & Tobacco – (4.08%)
JBS N.V., Class A (Brazil) *	703,830	11,085,323
Total Consumer Staples		11,085,323
ENERGY – (3.54%)
Tourmaline Oil Corp. (Canada)	202,920	9,603,176
Total Energy		9,603,176
FINANCIALS – (28.60%)
Banks – (8.47%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	72,770	3,769,486
Danske Bank A/S (Denmark)	291,492	14,874,519
Metro Bank Holdings PLC (United Kingdom) *	2,379,638	4,337,230
		22,981,235
Financial Services – (6.86%)
Capital Markets – (6.86%)
Julius Baer Group Ltd. (Switzerland)	181,350	15,159,222
Noah Holdings Ltd., Class A, ADS (China)	290,514	3,445,496
		18,604,718
Insurance – (13.27%)
Life & Health Insurance – (13.27%)
AIA Group Ltd. (Hong Kong)	1,305,240	15,095,613
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	2,248,720	20,926,760
		36,022,373
Total Financials		77,608,326
INDUSTRIALS – (13.12%)
Capital Goods – (4.60%)
ITOCHU Corp. (Japan)	787,500	10,029,481
SANY Heavy Industry Co., Ltd - H (China) *	804,250	2,446,075
		12,475,556
Transportation – (8.52%)
DiDi Global Inc., Class A, ADS (China) *	2,171,876	10,229,536
Full Truck Alliance Co. Ltd., Class A, ADR (China)	1,303,927	12,908,877
		23,138,413
Total Industrials		35,613,969
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (8.32%)
Semiconductors & Semiconductor Equipment – (2.93%)
Tokyo Electron Ltd. (Japan)	29,740	$7,938,482
Technology Hardware & Equipment – (5.39%)
Samsung Electronics Co., Ltd. (South Korea)	131,210	14,630,544
Total Information Technology		22,569,026
MATERIALS – (4.70%)
Teck Resources Ltd., Class B (Canada)	132,120	7,102,771
Vale S.A., ADR (Brazil)	351,930	5,655,515
Total Materials		12,758,286
REAL ESTATE – (2.95%)
Real Estate Management & Development – (2.95%)
KE Holdings Inc., Class A, ADR (China)	426,930	7,992,130
Total Real Estate		7,992,130
TOTAL COMMON STOCK – (Identified cost $189,312,225)		260,084,424

	Principal	Value
SHORT-TERM INVESTMENTS – (3.94%)
Brean Capital LLC Joint Repurchase Agreement, 3.70%, 02/02/26 (a)	$1,000,000	$1,000,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.65%, 02/02/26 (b)	1,334,000	1,334,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.70%, 02/02/26 (c)	8,372,000	8,372,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,706,000)		10,706,000
Total Investments – (99.78%) – (Identified cost $200,018,225)		270,790,424
Other Assets Less Liabilities – (0.22%)		587,449
Net Assets – (100.00%)		$271,377,873

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Dated 01/30/26, repurchase value of $1,000,308 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 4.235%-7.625%, 01/01/29-11/20/71, total fair value
$1,020,000).

(b)	Dated 01/30/26, repurchase value of $1,334,406 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.00%, 09/01/53-03/20/62, total fair value $1,360,680).
(c)
Dated 01/30/26, repurchase value of $8,374,581 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 03/01/26-01/20/56, total fair value $8,539,440).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments
January 31, 2026 (Unaudited)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments - (Continued)
January 31, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of January 31, 2026 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global Fund	Davis International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$83,720,464	$4,748,674
Consumer Discretionary	207,480,995	78,105,514
Consumer Staples	55,205,740	11,085,323
Energy	66,550,282	9,603,176
Financials	199,580,263	77,608,326
Health Care	106,500,731	–
Industrials	104,477,117	35,613,969
Information Technology	81,141,122	22,569,026
Materials	12,327,706	12,758,286
Real Estate	–	7,992,130
Total Level 1	916,984,420	260,084,424
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	17,580,000	10,706,000
Total Level 2	17,580,000	10,706,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	37,243	–
Total Level 3	37,243	–
Total Investments	$934,601,663	$270,790,424
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended January 31, 2026. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2026 was $760 for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at November 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2026
Davis Global Fund
Investments in Securities:
Common Stock	$36,483	$–	$–	$760	$–	$–	$–	$37,243
Total Level 3	$36,483	$–	$–	$760	$–	$–	$–	$37,243

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments - (Continued)
January 31, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at January 31, 2026	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$37,243	Income Approach / Discounted Cash Flow	Annualized Yield	4.571%	Decrease
Total Level 3	$37,243
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At January 31, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global Fund	Davis International Fund
Cost	$661,547,021	$205,275,724

Unrealized appreciation	291,048,222	72,651,679
Unrealized depreciation	(17,993,580)	(7,136,979)
Net unrealized appreciation	$273,054,642	$65,514,700